APPENDIX I
UNITED STATES

OMB APPROVAL

                SECURITIES AND EXCHANGE COMMISSION

OMB Number:   3235-0456

Washington, D.C. 20549

Expires: July 31, 2006




Estimated average burden



hours per response....... 2

FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2






Read instructions at end of Form before
 preparing Form.
 Please print or type.




1 . Name and address of issuer:



The Munder Series Trust



480 Pierce Street



Birmingham, MI  48009






2.      The name of each series or class of
 securities for which this Form is filed
 (If the Form is being filed for
all)
series and classes of securities of the issuer, check the box but do not list series or classes): ?

Munder Balanced Fund
(Class A, B, C, K, R and Y Shares)



Munder Emerging Markets Fund
(Class A, B, C, K and Y Shares)


Munder Future Technology Fund
(Class A, B, C, K and Y Shares)


Munder Index 500 Fund
(Class A, B, K, R and Y Shares)

Munder International Equity Fund
(Class A, B, C, K and Y Shares)


Munder International Growth Fund
(Class A, B, C, K and Y Shares)



Munder Internet Fund
(Class A, B, C, K, R and Y Shares)



Munder Large-Cap Core Growth Fund
(Class A, B, C, K and Y Shares)



Munder Large-Cap Value Fund
 (Class A, B, C, K and Y Shares)



Munder Micro-Cap Equity Fund
(Class A, B, C, K, R and Y Shares)



Munder Mid-Cap Core Growth Fund
(Class A, B, C, K, R and Y Shares)



Munder Power Plus Fund
 (Class A, B, C, K and Y Shares)


Munder Real Estate Equity Investment Fund
(Class A, B, C, K and Y Shares)


Munder Small-Cap Value Fund
(Class A, B, C, K, R and Y Shares)

Munder Small Company Growth Fund
(Class A, B, C, K and Y Shares)

Munder Bond Fund
(Class A, B, C, K and Y Shares)



Munder Intermediate Bond Fund
(Class A, B, C, K and Y Shares)



Munder International Bond Fund
(Class A, B, C, K and Y Shares)



Munder US Government Income Fund
(Class A, B, C, K, R and Y Shares)



Munder Michigan Tax-Free Bond Fund
(Class A, B, C, K and Y Shares)



Munder Tax-Free Bond Fund
(Class A, B, C, K and Y Shares)



Munder Tax-Free Short & Intermediate Bond Fund
(Class A, B, C, K and Y Shares)



Munder Cash Investment Fund
(Class A, B, C, K and Y Shares)



Munder Tax-Free Money Market Fund
(Class A, K and Y Shares)


3. Investment Company
Act File Number:




811-21294


     Securities Act File Number:




333-102943






4(a).  Last day of fiscal year for
which this Form is filed:
June 30, 2005










4(b). ? Check box if this Form is being
filed late (ie., more than 90 calendar days after the end of the fiscal year).
(See Instruction A.2)







Note: If the Form is being filed late,
 interest must be paid on the registration fee due.




4(c). ? Check box if this is the last
time the issuer will be filing this Form.














5.  Calculation of registration fee:


(i)
Aggregate sale price of securities sold
during the fiscal year


pursuant to section 24(f):

$3,090,444,600




(ii)
Aggregate price of securities redeemed
or repurchased during the fiscal year:



$2,887,117,585




(iii)
Aggregate price of securities redeemed
or repurchased



during any prior fiscal year ending no
earlier than October


11, 1995 that were not previously used
 to reduce registration


fees payable to the Commission:

$3,915,661,802




(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii):
$6,802,779,387




(v)
Net sales - If Item 5(i) is greater
than Item 5(iv)



[subtract Item 5(iv)
from Item 5(i) ]:

$0




(vi)
Redemption credits available for
use in future years

$3,712,334,787

- if Item 5(i) is less than Item 5(iv)
 [subtract Item 5(iv) from Item 5(i)]:




(vii)
Multiplier for determining registration fee (See



Instruction C.9):
x
$0.0001177




(viii)
Registration fee due [multiply Item 5(v) by Item



 5(vii)] (enter 'O' if no fee is due):
=
$0








6. Prepaid Shares



If the response to item 5(i) was
determined
by deducting an amount of securities
that were registered
under the Securities Act of 1933
 pursuant
to rule 24e-2 as in effect before
 [effective date of rescission of
 rule 24e-2], then
report the amount of securities
(number of
shares or other units) deducted here:            .
 If there is a number
of shares or other units that were
 registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year
for which this form is filed that
 are available
for use by the issuer in future
fiscal years, then state that number
here:              .







7.  'Interest due - if this Form
is being filed
more than 90 days after the end
of the issuer's fiscal year
 (see Instruction D):





+
$            0




8.  Total of the amount of the
registration
fee due plus any interest due
[line 5(vii) plus line 7]:


=
$0







9. Date the registration fee and
any interest
 payment was sent to the Commission's
lockbox depository:




Method of Delivery:




   Wire Transfer



? Mail or other means






















SIGNATURES






This report has been signed
 below by the
following persons on behalf
of the issuer and in the capacities
and on the
dates indicated.






By (Signature and Title.)*




David Rumph











Assistant Treasurer


Date_____9/12/05








*Please print the name and title of the
 signing officer below the signature.